Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 31,072,624
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,921,825
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,907,010
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,192,075
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 51,714